Share Based Compensation - Summary of Shares for All Plans (Detail) - 2016 [member] shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share based payment arrangement [line Items]
Originally designated		21.6
Outstanding beginning	10.9
Exercised/matched during 2020	10.8
Forfeited/expired during 2020	0.1
Compensation costs charged during 2020 (SEK million) | kr	kr 65.6